Investments in Unconsolidated Affiliates - Investments in Unconsolidated Affiliates (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Investments in unconsolidated affiliates	$ 304	$ 108
Discovery Producer Services LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage	40.00%
Investments in unconsolidated affiliates	223	107
Texas Express [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage	10.00%
Investments in unconsolidated affiliates	41
Mont Belvieu Enterprise Fractionator [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage	12.50%
Investments in unconsolidated affiliates	19
Mont Belvieu 1 Fractionator [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage	20.00%
Investments in unconsolidated affiliates	14
CrossPoint Pipeline, LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage	50.00%
Investments in unconsolidated affiliates	6
Other [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage description	various
Investments in unconsolidated affiliates	$ 1	$ 1